Related Party Transactions - Bad debt provision to receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Related Party Transaction
Bad debt provision to receivables	$ 10,060	¥ 65,454	$ 14,040	¥ 91,348	¥ 58,846	¥ 23,767
Tianbo
Related Party Transaction
Bad debt provision to receivables	2,300	14,700
Lilita
Related Party Transaction
Bad debt provision to receivables	$ 200	¥ 1,000